CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 ₪ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 3,746		$ 4,327
Ordinary shares, par value | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	120,000,000		120,000,000
Ordinary shares, shares issued	83,711,656		83,571,181
Ordinary shares, shares outstanding	80,230,133		80,089,658
Treasury stock, ordinary shares	3,481,523		3,481,523